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                            WESTERN ASSET FUNDS, INC.
             Western Asset U.S. Government Money Market Portfolio
                      Western Asset Money Market Portfolio
                      Western Asset Intermediate Portfolio
                    Western Asset Intermediate Plus Portfolio
                          Western Asset Core Portfolio
                        Western Asset Core Plus Portfolio
                  Western Asset Inflation Indexed Bond Portfolio
                        Western Asset High Yield Portfolio
                   Western Asset Non-U.S. Fixed Income Portfolio
                  Western Asset Global Strategic Income Portfolio
                      Western Asset Enhanced Equity Portfolio

             Supplement to the Institutional and Financial Intermediary
                       Class Prospectus dated August 1, 2002


Change in Investment Policy and Name of Western Asset Core Portfolio
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Effective August 1, 2003, the name of the Western Asset Core Portfolio will change to "Western Asset Core Bond Portfolio." Accordingly, effective as of the same date, the Portfolio will be subject to the following non-fundamental investment policy: That the Portfolio, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Change in Investment Policy and Name of Western Asset Core Plus Portfolio
-------------------------------------------------------------------------

Effective August 1, 2003, the name of the Western Asset Core Plus Portfolio will change to "Western Asset Core Plus Bond Portfolio." Accordingly, effective as of the same date, the Portfolio will be subject to the following non-fundamental investment policy: That the Portfolio, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Change in Investment Policy and Name of Western Asset Intermediate Portfolio
----------------------------------------------------------------------------

Effective August 1, 2003, the name of the Western Asset Intermediate Portfolio will change to "Western Asset Intermediate Bond Portfolio." Accordingly, effective as of the same date, the Portfolio will be subject to the following non-fundamental investment policy: That the Portfolio, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Change in Investment Policy and Name of Western Asset Intermediate Plus
-----------------------------------------------------------------------
Portfolio
---------

Effective August 1, 2003, the name of the Western Asset Intermediate Plus Portfolio will change to "Western Asset Intermediate Plus Bond Portfolio." Accordingly, effective as of the same date, the Portfolio will be subject to the following non-fundamental investment

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policy: That the Portfolio, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Change in Name of Western Asset Non-U.S. Fixed Income Portfolio
---------------------------------------------------------------

Effective August 1, 2003, the name of the Western Asset Non-U.S. Fixed Income Portfolio will change to "Western Asset Non-U.S. Opportunity Bond Portfolio."


Change in Name, Subadvisory Arrangements and Investment Policy of Western
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Asset Inflation Indexed Bond Portfolio
--------------------------------------

Effective August 1, 2003, the name of the Western Asset Inflation Indexed Bond Portfolio will change to "Western Asset Inflation Indexed Plus Bond Portfolio."

Subject to shareholder approval, it is expected that Western Asset Management Company Limited will assume sub-advisory responsibility for managing the non-U.S. dollar denominated assets of the Portfolio effective August 1, 2003.

Effective August 1, 2003, the Portfolio's investment policy with respect to the credit quality of its portfolio securities (currently described in the third sentence of the second full paragraph on page 4 of the Prospectus) will be replaced with the following:

     Although the Portfolio is expected to maintain an average credit quality of at least AA/Aa, it may invest up to 35% of its net assets in securities rated below AAA/Aaa but rated at least BBB-/Baa3 at the time of purchase or unrated securities of comparable quality at the time of purchase (as determined by Western Asset Management Company or Western Asset Management Company Limited).

As a result of this change, the Portfolio will be permitted to invest to a greater extent in securities of lower credit quality and will be subject to "Credit Risk" and "Liquidity Risk" to a greater extent (see "Principal Risks").

                     This supplement is dated May 8, 2003.


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